Executive and Supervisory Board Compensation	12 Months Ended
Dec. 31, 2021
Executive and Supervisory Board Compensation
Executive and Supervisory Board Compensation

(G.5) Executive and Supervisory Board Compensation

y Accounting Policy

The share-based payment amounts disclosed below in the table “Executive Board Compensation” are based on the grant date fair value of the share units in the respective year. In 2021 and 2020, share units were issued to the Executive Board members under the LTI 2020 and in 2019 under the LTI 2016 Plan.

In the table “Share-Based Payment for Executive Board Members,” the share-based payment expense is the amount recorded in profit or loss under IFRS 2 (Share-Based Payment) in the respective period.

The total compensation of the Executive Board members for each of the years 2021, 2020, and 2019 was as follows:

Executive Board Compensation

€ thousands	2021	2020	2019
Short-term employee benefits	25,015	5,094	17,378
Share-based payment	25,095	23,095	32,393
Subtotal	50,110	28,189	49,771
Post-employment benefits	464	488	2,825
Thereof defined-benefit	461	487	2,056
Thereof defined-contribution	3	1	769
Total	50,574	28,677	52,596

Share-Based Payment for Executive Board Members

	2021	2020	2019
Number of share units granted	238,428	201,690	344,047
Total expense in € thousands	6,356	11,173	44,447

The defined benefit obligation (DBO) for pensions to Executive Board members and the annual pension entitlement of the members of the Executive Board on reaching age 62 based on entitlements from performance-based and salary-linked plans were as follows:

Retirement Pension Plan for Executive Board Members

€ thousands	2021	2020	2019
DBO 12/31	3,435	3,520	5,497
Annual pension entitlement	108	98	215

The total annual compensation of the Supervisory Board members is as follows:

Supervisory Board Compensation

€ thousands	2021	2020	2019
Total compensation	3,856	3,755	3,770
Thereof fixed compensation	3,176	3,149	3,218
Thereof committee remuneration	680	606	553

The Supervisory Board members do not receive any share-based payment for their services. As far as members who are employee representatives on the Supervisory Board receive share-based payment, such compensation is for their services as employees only and is unrelated to their status as members of the Supervisory Board.

Payments to/DBO for Former Executive Board Members

€ thousands	2021	2020	2019
Payments	2,159	3,010	2,081
DBO 12/31	42,313	44,043	44,306

SAP did not grant any compensation advance or credit to, or enter into any commitment for the benefit of, any member of the Executive Board or Supervisory Board in 2021, 2020, or 2019.